Related party transactions and balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions and balances (Details) [Line Items]
Consulting fees	$ 103,514	$ 61,899
Granted options shares (in Shares)	2,566,667
Fair value amount		150,000
Platoro West Inc. [Member]
Related party transactions and balances (Details) [Line Items]
Fair value amount	$ 6,496,785	$ 384,881